ClassK [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell 1000 Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Class K Shares
Prospectus [Line Items]
Average Annual Return, Percent	25.49%	13.55%	11.21%
Class K Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	20.43%	10.10%	8.06%
Class K Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.84%	9.75%	8.10%